Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016		Jun. 30, 2016
Variable Interest Entity [Line Items]
Total assets		$ 4,498,258	$ 4,256,911	[1]	$ 4,356,001
Long-term interest bearing debt - non-current portion	[2]	1,403,112	1,525,744	[1]
Total liabilities		2,675,612	2,347,085	[1]
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		97,226	70,021
Total assets		97,226	70,021
Short-term interest bearing debt		492,148	388,628
Long-term interest bearing debt - current portion		21,712	21,532
Long-term interest bearing debt - non-current portion		610,030	624,384
Total liabilities		1,123,890	$ 1,034,544
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		13,362
Total assets		13,362
Short-term interest bearing debt		31,648
Long-term interest bearing debt - current portion		7,650
Long-term interest bearing debt - non-current portion		125,333
Total liabilities		164,631
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		44,090
Total assets		44,090
Short-term interest bearing debt		182,540
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		182,540
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		13,969
Total assets		13,969
Short-term interest bearing debt		22,384
Long-term interest bearing debt - current portion		8,000
Long-term interest bearing debt - non-current portion		135,025
Total liabilities		165,409
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		10
Total assets		10
Short-term interest bearing debt		143,576
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		143,576
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		1,953
Total assets		1,953
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		198,613
Total liabilities		198,613
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		18,970
Total assets		18,970
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		6,062
Long-term interest bearing debt - non-current portion		151,059
Total liabilities		157,121
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits		4,872
Total assets		4,872
Short-term interest bearing debt		112,000
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		$ 112,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.
[2]	Included within restricted cash and short-term deposits and debt balances are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 7).